STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME [Abstract]
Net income	$ 16,410	$ 41,296	$ 41,725	$ 78,554
Unrealized gains/(losses) from hedging financial instruments
Unrealized (loss)/gain on interest rate swaps, net	(691)	1,347	(3,248)	(1,044)
Comprehensive income	15,719	42,643	38,477	77,510
Less: comprehensive loss/(income) attributable to the non-controlling interest	4	(10)	114	12
Comprehensive income attributable to Tsakos Energy Navigation Limited	$ 15,723	$ 42,633	$ 38,591	$ 77,522